Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 7,804	$ 15,241
Equity Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Cost	6,190	13,335
Unrealized Gains	1,614	1,906
Unrealized Losses	0	0
Fair Value	$ 7,804	$ 15,241